SCHEDULE OF CHANGES IN FAIR VALUE OF DERIVATIVE WARRANT LIABILITIES (Details) - USD ($)		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Private Warrant [Member]
Class of Warrant or Right [Line Items]
Fair value, beginning balance		$ 17,558	$ 251,668
Change in valuation inputs or other assumptions	[1]	12,291	(117,640)
Fair value, ending balance		29,849	134,028
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value, beginning balance		345,000	4,600,000
Change in valuation inputs or other assumptions	[1]	230,000	(2,645,000)
Fair value, ending balance		575,000	1,955,000
Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Fair value, beginning balance		362,558	4,851,668
Change in valuation inputs or other assumptions	[1]	242,291	(2,762,640)
Fair value, ending balance		$ 604,849	$ 2,089,028

[1]	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.